SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2013	2012	2011
Share-based compensation expense, before income taxes	$38	$40	$44
Income tax benefit	(15)	(16)	(18)
Share-based compensation expense, net of income taxes	$23	$24	$26

Net share-based compensation expense, per common share
Basic	$0.09	$0.10	$0.11
Diluted	$0.09	$0.10	$0.11

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
SDG&E:
Compensation expense	$8	$8	$8
Capitalized compensation cost	3	3	3
SoCalGas:
Compensation expense	$8	$7	$9
Capitalized compensation cost	1	1	1

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2012	2,701,118	$51.86
Exercised	(1,237,348)	$50.32
Forfeited/canceled	(4,625)	$48.40
Outstanding at December 31, 2013	1,459,145	$53.18	4.0	$53

Vested or expected to vest, at December 31, 2013	1,459,145	$53.18	4.0	$53
Exercisable at December 31, 2013	1,300,745	$52.86	3.8	$48

Schedule Of Restricted Stock Awards And Units Valuation Assumptions [Abstract]
Schedule Of Restricted Stock Awards And Units Valuation Assumptions
	2013	2012	2011
Risk-free rate of return	0.6%	0.6%	1.5%
Annual dividend yield	3.3%	3.4%	3.0%
Stock price volatility	19%	27%	27%

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2012	24,689	$56.59
Granted	4,617	$75.82
Vested	(11,837)	$55.49
Nonvested at December 31, 2013	17,469	$62.43
Vested or expected to vest, at December 31, 2013	17,469	$62.43

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

	Performance-Based		Service-Based
	Restricted Stock Units		Restricted Stock Units
		Weighted-		Weighted-
		Average		Average
		Grant-Date		Grant-Date
	Units	Fair Value	Units	Fair Value
Nonvested at December 31, 2012	3,400,033	$42.72	135,241	$55.42
Granted	657,168	$57.55	107,718	$72.71
Vested	(864,100)	$36.04	(24,751)	$61.97
Forfeited	(28,540)	$50.55	(2,610)	$56.23
Nonvested at December 31, 2013(1)	3,164,561	$47.55	215,598	$63.30
Vested or expected to vest, at December 31, 2013	3,107,020	$47.45	203,655	$63.12
(1)		Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based restricted stock units, up to an additional 50 percent of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.